Other Current Liabilities (Details) - Third-Party [Member] - USD ($)	Dec. 31, 2024	Sep. 30, 2025
Other Current Liabilities [Line Items]
Loan amount	$ 300,000	$ 450,000
Annual interest rate	15.00%	15.00%
Maturity date	Mar. 31, 2025